BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share:

	For the Three Months Ended
Numerator	September 30, 2025	September 30, 2024
Net Income (Loss)	$(4,259,599)	$(315,746)
Change in Derivative Liabilities	-	-
Adjusted Net Income (Loss)	$(4,259,599)	$(315,746)

Denominator	Shares	Shares
Basic Weighted Average Number of Shares Outstanding during Period	41,374,873	6,145,000
Dilutive Shares	-	-
Diluted Weighted Average Number of Shares Outstanding during Period	41,374,873	6,145,000

Diluted Net Income (Loss) per Share	$(0.10)	$(0.05)

	For the Nine Months Ended
Numerator	September 30, 2025	September 30, 2024
Net Income (Loss)	$(7,354,742)	$(725,479)
Change in Derivative Liabilities	-	-
Adjusted Net Income (Loss)	$(7,354,742)	$(725,479)

Denominator	Shares	Shares
Basic Weighted Average Number of Shares Outstanding during Period	22,316,913	5,075,566
Dilutive Shares	-	-
Diluted Weighted Average Number of Shares Outstanding during Period	22,316,913	5,075,566

Diluted Net Income (Loss) per Share	$(0.33)	$(0.14)

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share:

	For the Years Ended
Numerator	December 31, 2024	December 31, 2023
Net Income (Loss)	$4,103,067	$(501,295)
Amortization of Debt Discounts	9,543	-
Interest Expense	14,450	-
Adjusted Net Income (Loss)	$4,127,060	$(501,295)

Denominator	Shares	Shares
Basic Weighted Average Number of Shares Outstanding during Period	5,640,991	1,893,001
Dilutive Shares	26,534,773	-
Diluted Weighted Average Number of Shares Outstanding during Period	32,175,764	1,893,001

Diluted Net Income (Loss) per Share	$0.13	$(0.26)